Financial liabilities	6 Months Ended
Jun. 30, 2020
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
a)   Breakdown
The following is a breakdown of the Group's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2020 and 31 December 2019, presented by nature and categories for valuation purposes:

	Million euros
	30-06-2020			31-12-2019
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	84,202			63,016
Short Positions	13,498			14,123
Deposits	—	55,233	999,700	—	57,111	942,417
Central banks	—	9,702	103,445	—	12,854	62,468
Credit institutions	—	9,185	85,769	—	9,340	90,501
Customer	—	36,346	810,486	—	34,917	789,448
Debt instruments	—	4,386	254,398	—	3,758	258,219
Other financial liabilities	—	—	29,483	—	126	30,109
Total	97,700	59,619	1,283,581	77,139	60,995	1,230,745

b)   Information on issues, repurchases or redemptions of debt instruments issued
The detail of the balance of debt instruments issued according to their nature is:

	Million euros
	30-06-2020	31-12-2019
Bonds and debentures outstanding	206,241	208,455
Subordinated	20,477	20,878
Promissory notes and other securities	32,066	32,644
Total debt instruments issued	258,784	261,977

The detail, at 30 June 2020 and 2019, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by the Bank or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2020 and 2019:

	Million euros
	30-06-2020
	Opening balance at 01-01-20	Perimeter	Issues	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-20
Bonds and debentures outstanding	208,455	—	39,109	(36,749)	(4,574)	206,241
Subordinated	20,878	—	1,853	(1,615)	(639)	20,477
Bonds and debentures outstanding and subordinated liabilities issued	229,333	—	40,962	(38,364)	(5,213)	226,718

	Million euros
	30-06-2019
	Opening balance at 01-01-19	Perimeter	Issues	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-19
Bonds and debentures outstanding	195,498	—	32,105	(26,713)	1,574	202,464
Subordinated	23,676	—	1,056	(3,502)	47	21,277
Bonds and debentures outstanding and subordinated liabilities issued	219,174	—	33,161	(30,215)	1,621	223,741

On 12 March 2020, Banco Santander, S.A. redeemed in advance and on a voluntary basis the total amount of Contingent Convertible Tier 1 Preferred Securities Series I/2014 for a total nominal amount of EUR 1,500 million.
In January 2020, Banco Santander, S.A. issued a number of preferred shares, contingently convertible into newly issued ordinary shares of the Bank (the “CCPP”), excluding the pre-emptive subscription right of its shareholders and for a nominal amount of EUR 1,500 million (the “Issue” and the “CCPP”).
The Issue was at par and the remuneration of the CCPS, whose payment is subject to certain conditions and is also discretionary, was fixed at 4.375% per annum for the first six years, thereafter being reviewed every five years by applying a margin of 453.4 basis points on the 5-year Mid-Swap Rate.
In April 2019, Banco Santander, S.A. announced that it had agreed to proceed with the voluntary early redemption of all outstanding Tier 1 Contingent Convertible Preferred Participations Series II/2014 with a total nominal amount of USD 1,500 million (EUR 1,345 million) traded on the Irish Stock Exchange market.
On 8 February 2019, Banco Santander, S.A. issued USD 1,200 million (EUR 1,056 million) of CCPP. The remuneration of the issuance, whose payment is based on certain conditions and is also discretionary was set at 7.50% per annum, payable on a quarterly basis for the first seven years (thereafter being reviewed by applying a margin of 498.9 basis point on the Mid-Swap Rate).
c)    Other issues guaranteed by the Group
At 30 June 2020 and 2019, there were no debt instruments issued by associates or non-Group third parties (unrelated) that had been guaranteed by the Bank or any other Group entity.
d)   Fair value of financial liabilities not measured at fair value
Following is a comparison between the value by which the Group’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2020 and 31 December 2019:

	Million euros
	30-06-2020		31-12-2019
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	999,700	999,832	942,417	942,397
Debt instruments	254,398	262,128	258,219	266,784
Liabilities	1,254,098	1,261,960	1,200,636	1,209,181

Additionally, Other Financial Liabilities are accounted for EUR 29,483 million and EUR 30,109 million euros as of 30 June 2020 and 31 December 2019, respectively.
The main valuation methods and inputs used in the estimation of the fair value of the financial liabilities in the previous table are detailed in Note 51.c of the consolidated annual accounts for 2019, other than those mentioned in these interim financial statements.